Allowance for credit losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 22,087	$ 28,022
Credit loss expense		46,414	21,092
Recoveries		5,958
Write-offs		(50,593)	(27,042)
Other	[1]	(668)	15
Ending balance		23,198	22,087
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		5,240	10,558
Credit loss expense		40,019	16,840
Recoveries		2,906
Write-offs		(40,143)	(21,966)
Other	[1]	(28)	(192)
Ending balance		7,994	5,240
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[2]	5,197	5,398
Credit loss expense	[2]	2,675	4,945
Recoveries	[2]	3,052
Write-offs	[2]	(6,230)	(5,009)
Other	[1],[2]	(612)	(137)
Ending balance	[2]	4,082	5,197
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		11,650	12,066
Credit loss expense		3,720	(693)
Recoveries		0
Write-offs		(4,220)	(67)
Other	[1]	(28)	344
Ending balance		$ 11,122	$ 11,650

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the year ended December 31, 2024 and 2023, amounts from freestanding credit enhancements related to Settlement receivables, net represented expenses of $277 and $94, respectively, which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Income / (Loss). These amounts are not recognized against expected credit losses (See Note 1).